Expense Example	Nov. 28, 2025 USD ($)
Obra Opportunistic Structured Products ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	2,188
Obra High Grade Structured Products ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,819
Obra Defensive High Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 286